Provisions - Summary of provisions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of other provisions [line items]
Provisions	₩ 1,369,666	₩ 1,266,314	₩ 1,166,883
Maximum
Disclosure of other provisions [line items]
Provisions	360,137	₩ 574,013
Provision for vulnerable group
Disclosure of other provisions [line items]
New provisions, other provisions	₩ 293,824